Feb. 27, 2026
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America®

4. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for IBFA is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses	0.14	0.14	0.14	0.22	0.15	0.04	0.19
Total annual fund operating expenses	0.65	1.35	0.60	0.68	0.36	0.25	0.63

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.19	0.12	0.19	0.27	0.13	0.09	0.10
Total annual fund operating expenses	1.40	0.83	0.65	0.73	0.34	0.30	1.31

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.35	0.22	0.18	0.13	0.19	0.09	0.04
Total annual fund operating expenses	1.31	1.03	0.89	0.59	0.40	0.30	0.25
[2]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$315	$237	$310	$69	$37	$26	$313	$243	$85	$315	$75	$35	$31	$133
3 years	453	428	437	218	116	80	447	443	265	453	233	109	97	415
5 years	603	739	576	379	202	141	592	766	460	603	406	191	169	718
10 years	1,040	1,432	981	847	456	318	1,017	1,185	1,025	1,040	906	431	381	1,579

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$133	$105	$91	$60	$41	$31	$26		1 year	$137	$143
3 years	415	328	284	189	128	97	80		3 years	428	443
5 years	718	569	493	329	224	169	141		5 years	739	766
10 years	1,579	1,259	1,096	738	505	381	318		10 years	1,432	1,185

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$133	$105	$91	$60	$41	$31	$26		1 year	$137	$143
3 years	415	328	284	189	128	97	80		3 years	428	443
5 years	718	569	493	329	224	169	141		5 years	739	766
10 years	1,579	1,259	1,096	738	505	381	318		10 years	1,432	1,185

Keep this supplement with your summary and statutory prospectuses.
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)